PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
PROPERTY, PLANT, AND EQUIPMENT
PROPERTY, PLANT, AND EQUIPMENT

8.    PROPERTY, PLANT, AND EQUIPMENT

As of December 31, 2023 and 2022, property, plant, and equipment, net consisted of the following:

	December 31,	December 31,
	2023	2022
Furniture and equipment	$52,793	$53,070
Auto and trucks	1,393	1,626
Buildings	94,914	91,233
Leasehold improvements	173,043	154,774
Land	13,877	13,879
Construction in progress	12,571	9,581
Total	348,591	324,163
Less: Accumulated depreciation and amortization	37,976	21,483
Total property, plant and equipment, net	$310,615	$302,680

Capitalized interest for the years ended December 31, 2023 and 2022, totaled $9,981 and $14,490, respectively. Depreciation and amortization expense for the years ended December 31, 2023 and 2022, totaled $25,226 and $14,257, respectively, of which $15,846 and $9,858 respectively, is included in cost of goods sold.

As of December 31, 2023, the Company concluded that the carrying amount of certain long-lived assets exceeded the fair value and recorded an impairment loss on PPE assets of $4,858.